Earnings/(Loss) per share (Details Narrative) - shares	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Outstanding unlisted options shares	23,578,766	33,572,158	[1]	11,950,000	[1]	9,750,000
Share options [member]
IfrsStatementLineItems [Line Items]
Outstanding unlisted options shares	23,578,766	33,572,158		12,150,000

[1]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.